Pension Plans (Tables)	6 Months Ended
Sep. 30, 2017
Net Pension Cost of Defined Benefit Plans

Net pension cost of the plans for the six months ended September 30, 2016 and 2017 consists of the following:

	Millions of yen
	Six months ended September 30, 2016	Six months ended September 30, 2017
Japanese plans:
Service cost	¥2,556	¥2,649
Interest cost	338	388
Expected return on plan assets	(1,269)	(1,313)
Amortization of prior service credit	(463)	(457)
Amortization of net actuarial loss	473	428
Amortization of transition obligation	22	23

Net periodic pension cost	¥1,657	¥1,718

	Millions of yen
	Six months ended September 30, 2016	Six months ended September 30, 2017
Overseas plans:
Service cost	¥1,627	¥1,605
Interest cost	880	952
Expected return on plan assets	(1,788)	(2,037)
Amortization of prior service credit	(48)	(40)
Amortization of net actuarial loss	309	19
Amortization of transition obligation	2	2

Net periodic pension cost	¥982	¥501

Net pension cost of the plans for the three months ended September 30, 2016 and 2017 consists of the following:

	Millions of yen
	Three months ended September 30, 2016	Three months ended September 30, 2017
Japanese plans:
Service cost	¥1,279	¥1,325
Interest cost	169	194
Expected return on plan assets	(635)	(656)
Amortization of prior service credit	(232)	(228)
Amortization of net actuarial loss	237	214
Amortization of transition obligation	11	12

Net periodic pension cost	¥829	¥861

	Millions of yen
	Three months ended September 30, 2016	Three months ended September 30, 2017
Overseas plans:
Service cost	¥795	¥768
Interest cost	424	487
Expected return on plan assets	(869)	(1,044)
Amortization of prior service credit	(23)	(21)
Amortization of net actuarial loss	171	10
Amortization of transition obligation	1	1

Net periodic pension cost	¥499	¥201